Financial instruments - fair values and risk management - Currency risk (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
USD
Currency risk
Net exposure	€ 210	€ (2,407)
USD | Trade receivables
Currency risk
Net exposure	2,604	1,224
USD | Trade payables and other liabilities
Currency risk
Net exposure	(2,394)	(3,631)
INR
Currency risk
Net exposure	4	(37)
INR | Trade receivables
Currency risk
Net exposure	8	18
INR | Trade payables and other liabilities
Currency risk
Net exposure	€ (4)	(55)
AED
Currency risk
Net exposure		(17)
AED | Trade payables and other liabilities
Currency risk
Net exposure		€ (17)